4. Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2019
IFRS 16 Leases
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	IFRS 16 Leases
Effective date	Jan. 01, 2019	[1]
Amendments to IFRS 9: Prepayment Features with Negative Compensation
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IFRS 9: Prepayment Features with Negative Compensation
Effective date	Jan. 01, 2019	[1]
Amendments to IAS 28: Long-term Interests in Associates and Joint Ventures
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IAS 28: Long-term Interests in Associates and Joint Ventures
Effective date	Jan. 01, 2019	[1]
Annual Improvements to IFRS Standards 2015‑2017 Cycle
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Annual Improvements to IFRS Standards 2015‑2017 Cycle
Effective date	Jan. 01, 2019	[1]
Amendments to IAS 19: Plan Amendment, Curtailment or Settlement
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IAS 19: Plan Amendment, Curtailment or Settlement
Effective date	Jan. 01, 2019	[1]
IFRIC 23 Uncertainty Over Income Tax Treatments
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	IFRIC 23 Uncertainty over Income Tax Treatments
Effective date	Jan. 01, 2019	[1]
Amendments To References To The Conceptional Framework
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to References to the Conceptional Framework
Effective date for new standards and interpretations not yet adopted	Jan. 01, 2020
Amendments to IAS 1 and IAS 8: Definition of Material
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IAS 1 and IAS 8: Definition of Material
Effective date for new standards and interpretations not yet adopted	Jan. 01, 2020
Amendments To IFRS 9, IAS 39 And IFRS 7: Interest Rate Benchmark Reform
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform
Effective date for new standards and interpretations not yet adopted	Jan. 01, 2020
Amendments to IFRS 3 Business Combination
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IFRS 3 Business Combination
Effective date for new standards and interpretations not yet adopted	Jan. 01, 2020

[1]	Standard/interpretation Effective Date 1IFRS 16 LeasesJanuary 1, 2019Amendments to IFRS 9: Prepayment Features with Negative CompensationJanuary 1, 2019Amendments to IAS 28: Long-term Interests in Associates and Joint VenturesJanuary 1, 2019Annual Improvements to IFRS Standards 20152017 CycleJanuary 1, 2019Amendments to IAS 19: Plan Amendment, Curtailment or SettlementJanuary 1, 2019IFRIC 23 Uncertainty over Income Tax TreatmentsJanuary 1, 20191 Shall apply for periods beginning on or after the date shown in the effective date column.